Taxes (Details) - Schedule of Provision for Income Taxes - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Provision For Income Taxes [Abstract]
Current	$ (410)	$ 2,795
Deferred	(144,541)	(77,651)
Total income tax benefit	$ (144,951)	$ (74,856)